Financial structure and financial costs	12 Months Ended
Dec. 31, 2017
Financial structure and financial costs
Financial structure and financial costs

15) Financial structure and financial costs

15.1) Financial debt and related financial instruments

A)  Non-current financial debt and related financial instruments

As of December 31, 2017
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	1,310	40,030	41,340
of which hedging instruments of non-current financial debt (liabilities)	—	1,082	1,082
Non-current financial assets	—	(679)	(679)
of which hedging instruments of non-current financial debt (assets)	—	(606)	(606)
Non-current financial debt and related financial instruments	1,310	39,351	40,661
Bonds after fair value hedge	—	20,620	20,620
Fixed rate bonds and bonds after cash flow hedge	—	16,469	16,469
Other floating rate debt	70	1,692	1,762
Other fixed rate debt	123	623	746
Financial lease obligations	1,117	—	1,117
Non-current instruments held for trading	—	(53)	(53)
Non-current financial debt and related financial instruments	1,310	39,351	40,661

As of December 31, 2016
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	572	42,495	43,067
of which hedging instruments of non-current financial debt (liabilities)	—	3,651	3,651
Non-current financial assets	—	(908)	(908)
of which hedging instruments of non-current financial debt (assets)	—	(845)	(845)
Non-current financial debt and related financial instruments	572	41,587	42,159
Bonds after fair value hedge	—	29,147	29,147
Fixed rate bonds and bonds after cash flow hedge	—	10,315	10,315
Other floating rate debt	76	1,291	1,367
Other fixed rate debt	185	892	1,077
Financial lease obligations	311	—	311
Non-current instruments held for trading	—	(58)	(58)
Non-current financial debt and related financial instruments	572	41,587	42,159

As of December 31, 2015
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	655	43,809	44,464
of which hedging instruments of non-current financial debt (liabilities)	—	2,891	2,891
Non-current financial assets	—	(1,219)	(1,219)
of which hedging instruments of non-current financial debt (assets)	—	(1,219)	(1,219)
Non-current financial debt and related financial instruments	655	42,590	43,245
Bonds after fair value hedge	—	34,435	34,435
Fixed rate bonds and bonds after cash flow hedge	—	6,494	6,494
Other floating rate debt	34	1,110	1,144
Other fixed rate debt	326	551	877
Financial lease obligations	295	—	295
Non-current instruments held for trading	—	—	—
Non-current financial debt and related financial instruments	655	42,590	43,245

The fair value of bonds, as of December 31, 2017, after taking into account currency and interest rates swaps, is detailed as follows:

		Fair value	Fair value	Fair value
		after	after	after
		hedging as of	hedging as of	hedging as of	Range	Range of initial
Bonds after fair value hedge and variable rate bonds	Currency of	December 31,	December 31,	December 31,	of current	current rate before
(M$)	issuance	2017	2016	2015	Maturities	hedging instruments
Bond	USD	7,266	11,036	13,754	2018-2024		1.450%	-	3.750%
Bond	USD	1,385	1,385	2,385	2018-2020	USLIBOR 3 mois		+	0.03%
						USLIBOR 3 mois		+	0.75%
Bond	CHF	391	1,441	1,910	2018				3.135%
Bond	NZD	252	251	251	2019-2020		4.750%	-	5.000%
Bond	AUD	850	1,211	1,360	2018-2025		3.750%	-	4.250%
Bond	EUR	8,266	10,958	11,365	2019-2044		0.250%	-	4.875%
Bond	EUR	1,639	1,638	1,638	2020	EURIBOR 3 mois		+	0.30%
						EURIBOR 3 mois		+	0.31%
Bond	CAD	188	289	289	2018-2020		2.125%	-	2.375%
Bond	GBP	1,855	2,215	2,225	2018-2022		2.250%	-	3.875%
Bond	GBP	470	469	469	2019	GBLIB3M		+	0.30%
Bond	NOK	103	355	566	2018				2.500%
Bond	HKD	212	392	394	2019-2025		2.920%	-	4.180%
Bond	SEK			95
Current portion (less than one year)		(4,156)	(4,391)	(4,164)
Total Principal Financing Entities(a)		18,721	27,249	32,537
TOTAL S.A.(b)		1,201	1,200	1,200	2022				0.500%
Other Consolidated Subsidiaries		698	698	698
Total bonds after fair value hedge		20,620	29,147	34,435

		Fair value	Fair value	Fair value
Bonds after cash flow		after	after	after
hedge		hedging as of	hedging as of	hedging as of	Range	Range of initial
and fixed rate bonds	Currency of	December 31,	December 31,	December 31,	of current	current rate before
(M$)	issuance	2017	2016	2015	maturities	hedging instruments
Bond	EUR	9,337	5,248	2,077	2019-2029	0.750%	-	5.125%
Bond	USD	5,000	4,250	3,750	2020-2024	2.750%	-	4.450%
Bond	CNY	164	153	164	2018			3.750%
Bond	HKD	188			2026			3.090%
Bond	CHF	1,037			2024-2027	0.510%	-	1.010%
Bond	GBP	324			2024			1.250%
Current portion (less than one year)		(164)
Total Principal Financing Entities (a)		15,886	9,651	5,991
Other consolidated subsidiaries		583	664	503
Total bonds after cash flow hedge and fixed rate bonds		16,469	10,315	6,494

(a)  All debt securities issued through the following subsidiaries are fully and unconditionally guaranteed by TOTAL S.A. as to payment of principal, premium, if any, interest and any other amounts due :

- TOTAL CAPITAL is a wholly-owned subsidiary of TOTAL S.A.. It acts as a financing vehicle for the Group.

- TOTAL CAPITAL CANADA Ltd. is a wholly-owned subsidiary of TOTAL S.A.. It acts as a financing vehicle for the activities of the Group in Canada.

- TOTAL CAPITAL INTERNATIONAL is a wholly-owned subsidiary of TOTAL S.A.. It acts as a financing vehicle for the Group.

(b)  Debt financing of $1.2 billion through a structure combining the issue of cash-settled convertible bonds with the purchase of cash-settled call options to hedge TOTAL's exposure to the exercise of the conversion rights under the bonds.

Loan repayment schedule (excluding current portion)

		of which hedging		of which hedging
		instruments		instruments	Non-current
		of non‑current	Non‑current	of non-current	financial debt and
As of December 31, 2017	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2019	6,005	164	(75)	(68)	5,930	15%
2020	5,119	222	(2)	—	5,117	13%
2021	3,810	96	(15)	—	3,795	9%
2022	5,026	165	(67)	(67)	4,959	12%
2023 and beyond	21,380	435	(520)	(471)	20,860	51%
Total	41,340	1,082	(679)	(606)	40,661	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current
		of non‑current	Non‑current	of non-current	financial debt and
As of December 31, 2016	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2018	4,572	249	(252)	(235)	4,320	10%
2019	5,812	327	(110)	(104)	5,702	14%
2020	4,956	564	(4)	—	4,952	12%
2021	3,609	237	(31)	(7)	3,578	8%
2022 and beyond	24,118	2,274	(511)	(499)	23,607	56%
Total	43,067	3,651	(908)	(845)	42,159	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current
		of non‑current	Non‑current	of non-current	financial debt and
As of December 31, 2015	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2017	4,729	213	(127)	(127)	4,602	11%
2018	4,803	218	(383)	(383)	4,420	10%
2019	5,716	124	(174)	(174)	5,542	13%
2020	4,965	434	—	—	4,965	11%
2021 and beyond	24,251	1,902	(535)	(535)	23,716	55%
Total	44,464	2,891	(1,219)	(1,219)	43,245	100%

Analysis by currency and interest rate

These analyses take into account interest rate and foreign currency swaps to hedge non-current financial debt.

As of December 31,
(M$)	2017	%	2016	%	2015	%
U.S. Dollar	38,703	95%	39,963	95%	40,337	93%
Euro	724	2%	977	2%	1,681	4%
Norwegian krone	975	2%	928	2%	907	2%
Other currencies	259	1%	291	1%	320	1%
Total	40,661	100%	42,159	100%	43,245	100%

As of December 31,
(M$)	2017	%	2016	%	2015	%
Fixed rate	18,332	45%	11,703	28%	7,666	18%
Floating rate	22,329	55%	30,456	72%	35,579	82%
Total	40,661	100%	42,159	100%	43,245	100%

B)  Current financial assets and liabilities

Current borrowings consist mainly of commercial paper or treasury bills or drawings on bank loans. These instruments bear interest at rates that are close to market rates.

As of December 31,
(M$)
(Assets) / Liabilities	2017	2016	2015
Current financial debt(a)	6,396	9,469	7,836
Current portion of non-current financial debt	4,700	4,451	4,652
Current borrowings (note 14)	11,096	13,920	12,488
Current portion of hedging instruments of debt (liabilities)	157	212	127
Other current financial instruments (liabilities)	88	115	44
Other current financial liabilities (note 14)	245	327	171
Current deposits beyond three months	(2,970)	(4,413)	(5,858)
Current portion of hedging instruments of debt (assets)	(172)	(41)	(220)
Other current financial instruments (assets)	(251)	(94)	(112)
Current financial assets (note 14)	(3,393)	(4,548)	(6,190)
Current borrowings and related financial assets and liabilities, net	7,948	9,699	6,469

(a)

As of December 31, 2017,  December 31, 2016 and December 31, 2015, the current financial debt includes a commercial paper program in Total Capital Canada Ltd.. Total Capital Canada Ltd. is a wholly-owned subsidiary of TOTAL S.A. It acts as a financing vehicle for the activities of the Group in Canada. Its debt securities are fully and unconditionally guaranteed by TOTAL S.A. as to payment of principal, premium, if any, interest and any other amounts due.

C)  Cash flow from (used in) financing activities

The variations of financial debt are detailed as follows:

			Non-cash changes
			Change in
			scope,
	As of		including IFRS			Reclassification		As of
	January 1,	Cash	5	Foreign	Changes in	Non-current /		December
(M$)	2017	changes	reclassification	currency	fair value	Current	Other	31, 2017
Non-current financial instruments - assets (a)	(908)	—	—	(62)	291	—	—	(679)
Non-current financial debt	43,067	2,277	2	203	(451)	(4,713)	955	41,340
Non-current financial debt and related financial instruments	42,159	2,277	2	141	(160)	(4,713)	955	40,661

Current financial instruments - assets (a)	(135)	—	—	(34)	(254)	—	—	(423)
Current borrowings	13,920	(7,175)	(50)	(585)	290	4,713	(17)	11,096
Current financial instruments - liabilities (a)	327	—	—	18	(100)	—	—	245
Current financial debt and related financial instruments	14,112	(7,175)	(50)	(601)	(64)	4,713	(17)	10,918

Financial debt classified as held for sale	21	—	(21)	—	—	—	—	—
Financial debt	56,292	(4,898)	(69)	(460)	(224)	—	938	51,579

(a): Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments

Monetary changes in non-current financial debt are detailed as follows:

For the year ended December 31,
(M$)	2017	2016	2015
Issuance of non-current debt	2,959	4,096	4,468
Repayment of non-current debt	(682)	(520)	(302)
Net amount	2,277	3,576	4,166

D)  Cash and cash equivalents

Accounting policies

Cash and cash equivalents are comprised of cash on hand and highly liquid short-term investments that are easily convertible into known amounts of cash and are subject to insignificant risks of changes in value.

Investments with maturity greater than three months and less than twelve months are shown under “Current financial assets”.

Changes in current financial assets and liabilities are included in the financing activities section of the Consolidated Statement of Cash Flows.

Cash and cash equivalents are detailed as follows:

For the year ended December 31,
(M$)	2017	2016	2015
Cash	13,427	12,129	12,291
Cash equivalents	19,758	12,468	10,978
Total	33,185	24,597	23,269

Cash equivalents are mainly composed of deposits less than three months deposited in government institutions or deposit banks selected in accordance with strict criteria.

As of December 31, 2017, the cash and cash equivalents include $1,487 million subject to restrictions particularly due to a regulatory framework or due to the fact they are owned by affiliates located in countries with exchange controls.

E) Net-debt-to-equity ratio

For its internal and external communication needs, the Group calculates a debt ratio by dividing its net financial debt by equity. Adjusted shareholders’ equity for the year ended December 31, 2017 is calculated after payment of a 2017 dividend of €2.48 per share, subject to approval by the shareholders’ meeting on June 1st, 2018.

The net-debt-to-equity ratio is calculated as follows:

As of December 31,
(M$)
(Assets) / Liabilities	2017	2016	2015
Current borrowings	11,096	13,920	12,488
Other current financial liabilities	245	327	171
Current financial assets	(3,393)	(4,548)	(6,190)
Net financial assets and liabilities held for sale or exchange	—	(140)	141
Non-current financial debt	41,340	43,067	44,464
Non-current financial assets	(679)	(908)	(1,219)
Cash and cash equivalents	(33,185)	(24,597)	(23,269)
Net financial debt	15,424	27,121	26,586
Shareholders’ equity – Group share	111,556	98,680	92,494
Distribution of the income based on existing shares at the closing date	(1,874)	(1,581)	(1,545)
Non-controlling interests	2,481	2,894	2,915
Adjusted shareholders’ equity	112,163	99,993	93,864
Net-debt-to-equity ratio	13.8%	27.1%	28.3%

15.2) Fair value of financial instruments (excluding commodity contracts)

Accounting policies

The Group uses derivative instruments to manage its exposure to risks of changes in interest rates, foreign exchange rates and commodity prices. Changes in fair value of derivative instruments are recognized in the statement of income or in other comprehensive income and are recognized in the balance sheet in the accounts corresponding to their nature, according to the risk management strategy. The derivative instruments used by the Group are the following:

-     Cash management

Financial instruments used for cash management purposes are part of a hedging strategy of currency and interest rate risks within global limits set by the Group and are considered to be used for transactions (held for trading). Changes in fair value are systematically recorded in the statement of income. The balance sheet value of those instruments is included in “Current financial assets” or “Other current financial liabilities”.

-     Long-term financing

When an external long-term financing is set up, specifically to finance subsidiaries, and when this financing involves currency and interest rate derivatives, these instruments are qualified as:

i.     Fair value hedge of the interest rate risk on the external debt and of the currency risk of the loans to subsidiaries. Changes in fair value of derivatives are recognized in the statement of income as are changes in fair value of underlying financial debts and loans to subsidiaries.

The fair value of those hedging instruments of long-term financing is included in assets under “Non-current financial assets” or in liabilities under “Non-current financial debt “for the non-current portion. The current portion (less than one year) is accounted for in “Current financial assets” or “Other current financial liabilities”.

In case of the anticipated termination of derivative instruments accounted for as fair value hedges, the amount paid or received is recognized in the statement of income and:

•     If this termination is due to an early cancellation of the hedged items, the adjustment previously recorded as revaluation of those hedged items is also recognized in the statement of income;

•     If the hedged items remain in the balance sheet, the adjustment previously recorded as a revaluation of those hedged items is spread over the remaining life of those items.

ii.    Cash flow hedge when the Group implements a strategy of fixing interest rate on the external debt. Changes in fair value are recorded in Other comprehensive Income for the effective portion of the hedging and in the statement of income for the ineffective portion of the hedging. Amounts recorded in equity are transferred to the income statement when the hedged transaction affects profit or loss.

The fair value of those hedging instruments of long-term financing is included in assets under “Non-current financial assets” or in liabilities under “Non-current financial debt“ for the non-current portion. The current portion (less than one year) is accounted for in “Current financial assets” or “Other current financial liabilities”.

If the hedging instrument expires, is sold or terminated by anticipation, gains or losses previously recognized in equity remain in equity. Amounts are recycled to the income statement only when the hedged transaction affects profit or loss.

-     Foreign subsidiaries’ equity hedge

Certain financial instruments hedge against risks related to the equity of foreign subsidiaries whose functional currency is not the euro (mainly the dollar). These instruments qualify as “net investment hedges” and changes in fair value are recorded in other comprehensive income for the effective portion of the hedging and in the statement of income for the ineffective portion of the hedging. Gains or losses on hedging instruments previously recorded in equity, are reclassified to the statement of income in the same period as the total or partial disposal of the foreign activity.

The fair value of these instruments is recorded under “Current financial assets” or ”Other current financial liabilities”.

-     Commitments to purchase shares held by non-controlling interests (put options written on minority interests)

Put options granted to non-controlling-interest shareholders are initially recognized as financial liabilities at the present value of the exercise price of the options with a corresponding reduction in shareholders’ equity. The financial liability is subsequently measured at fair value at each balance sheet date in accordance with contractual clauses and any variation is recorded in the statement of income (cost of debt).

A)  Impact on the statement of income per nature of financial instruments

Assets and liabilities from financing activities

The impact on the statement of income of financing assets and liabilities mainly includes:

•	Financial income on cash, cash equivalents, and current financial assets (notably current deposits beyond three months) classified as “Loans and receivables”;
•

Financial expense of long term subsidiaries financing, associated hedging instruments (excluding ineffective portion of the hedge detailed below) and financial expense of short term financing classified as “Financing liabilities and associated hedging instruments”;

•	Ineffective portion of bond hedging; and
•	Financial income, financial expense and fair value of derivative instruments used for cash management purposes classified as “Assets and liabilities held for trading”.

Financial derivative instruments used for cash management purposes (interest rate and foreign exchange) are considered to be held for trading. Based on practical documentation issues, the Group did not elect to set up hedge accounting for such instruments. The impact on income of the derivatives is offset by the impact of loans and current liabilities they are related to. Therefore these transactions taken as a whole do not have a significant impact on the Consolidated Financial Statements.

For the year ended December 31,
(M$)	2017	2016	2015
Loans and receivables	53	82	121
Financing liabilities and associated hedging instruments	(1,395)	(1,111)	(965)
Fair value hedge (ineffective portion)	(1)	3	(1)
Assets and liabilities held for trading	(191)	(78)	(28)
Impact on the cost of net debt	(1,534)	(1,104)	(873)

B)  Impact of the hedging strategies

Fair value hedge

The impact on the statement of income of the bond hedging instruments which is recorded in the item “Financial interest on debt” in the Consolidated Statement of Income is detailed as follows:

For the year ended December 31,
(M$)	2017	2016	2015
Revaluation at market value of bonds	(2,519)	693	2,133
Swap hedging of bonds	2,518	(690)	(2,134)
Ineffective portion of the fair value hedge	(1)	3	(1)

The ineffective portion is not representative of the Group’s performance considering the Group’s objective to hold swaps to maturity. The current portion of the swaps valuation is not subject to active management.

Net investment hedge

These instruments are recorded directly in other comprehensive income under “Currency translation adjustments”. The variations of the period are detailed in the table below:

For the year ended December 31,	As of			As of
(M$)	January 1,	Variations	Disposals	December 31
2017	(658)	(104)	—	(762)
2016	(674)	16	—	(658)
2015	(511)	(163)	—	(674)

As of December 31, 2017, 2016 and 2015 the Group had no open forward contracts under these hedging instruments.

Cash flow hedge

The impact on the statement of income and other comprehensive income of the hedging instruments qualified as cash flow hedges is detailed as follows :

For the year ended December 31,
(M$)	2017	2016	2015
Profit (Loss) recorded in equity during the period	253	308	(185)
Recycled amount from equity to the income statement during the period	266	(52)	(205)

As of December 31, 2017, 2016 and 2015, the ineffective portion of these financial instruments is nil.

C)  Maturity of derivative instruments

The maturity of the notional amounts of derivative instruments, excluding the commodity contracts, is detailed in the following table:

For the year ended December 31, 2017		Notional		Notional value schedule
(M$)	Fair	value	Fair	2019					2023
Assets / (Liabilities)	value	2018	value	and after	2019	2020	2021	2022	and after
Fair value hedge
Swaps hedging bonds (assets)	172	2,391	337	5,075	—	—	—	—	—
Swaps hedging bonds (liabilities)	(157)	1,840	(951)	14,669	—	—	—	—	—
Total swaps hedging bonds	15	4,231	(614)	19,744	3,247	3,346	1,945	4,336	6,870
Cash flow hedge
Swaps hedging bonds (assets)	—	—	269	9,466	—	—	—	—	—
Swaps hedging bonds (liabilities)	—	—	(131)	11,288	—	—	—	—	—
Total swaps hedgings bonds	—	—	138	20,754	969	—	—	—	19,785
Forward exchange contracts related to operational activites (assets)	2	55	—	28	—	—	—	—	—
Forward exchange contracts related to operational activites (liabilities)	—	—	—	0	—	—	—	—	—
Total forward exchange contracts related to operating activities	2	55	—	28	24	4	—	—	—
Held for trading
Other interest rate swaps (assets)	32	36,775	64	2,300	—	—	—	—	—
Other interest rate swaps (liabilities)	(17)	13,905	(3)	370	—	—	—	—	—
Total other interest rate swaps	15	50,680	61	2,670	41	50	1,000	—	1,579
Currency swaps and forward exchange contracts (assets)	219	15,132	9	175	—	—	—	—	—
Currency swaps and forward exchange contracts (liabilities)	(71)	6,048	(17)	229	—	—	—	—	—
Total currency swaps and forward exchange contracts	148	21,180	(8)	404	222	128	46	7	1

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2016		Notional		Notional value schedule
(M$)	Fair	value	Fair	2018					2022
Assets / (Liabilities)	value	2017	value	and after	2018	2019	2020	2021	and after
Fair value hedge
Swaps hedging bonds (assets)	41	2,213	716	7,618	—	—	—	—	—
Swaps hedging bonds (liabilities)	(212)	2,175	(3,007)	20,549	—	—	—	—	—
Total swaps hedging fixed-rates bonds	(171)	4,388	(2,291)	28,167	4,097	3,172	3,346	1,945	15,607
Cash flow hedge
Swaps hedging bonds (assets)	—	—	129	3,457	—	—	—	—	—
Swaps hedging bonds (liabilities)	—	—	(644)	5,679	—	—	—	—	—
Total swaps hedging bonds	—	—	(515)	9,136	—	969	—	—	8,167
Forward exchange contracts related to operational activites (assets)	3	30	1	13	—	—	—	—	—
Forward exchange contracts related to operational activites (liabilities)	(26)	296	(5)	80	—	—	—	—	—
Total forward exchange contracts related to operational activites	(23)	326	(4)	93	93	—	—	—	—
Held for trading
Other interest rate swaps (assets)	7	16,582	35	1,859	—	—	—	—	—
Other interest rate swaps (liabilities)	(5)	24,642	(4)	603	—	—	—	—	—
Total other interest rate swaps	2	41,224	31	2,462	1,291	—	—	1,000	171
Currency swaps and forward exchange contracts (assets)	87	6,714	28	578	—	—	—	—	—
Currency swaps and forward exchange contracts (liabilities)	(110)	3,803	(1)	6	—	—	—	—	—
Total currency swaps and forward exchange contracts	(23)	10,517	27	584	322	137	80	43	2

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2015		Notional		Notional value schedule
(M$)	Fair	value	Fair	2017					2021
Assets / (Liabilities)	value	2016	value	and after	2017	2018	2019	2020	and after
Fair value hedge
Swaps hedging bonds (assets)	220	2,709	1,075	11,701	—	—	—	—	—
Swaps hedging bonds (liabilities)	(127)	579	(2,891)	21,835	—	—	—	—	—
Total swaps hedging bonds	93	3,288	(1,816)	33,536	4,410	4,129	3,190	3,346	18,461
Cash flow hedge
Swaps hedging bonds (assets)	—	—	144	2,221	—	—	—	—	—
Swaps hedging bonds (liabilities)	—	—	(1)	36	—	—	—	—	—
Total swaps hedging bonds	—	—	143	2,257	—	—	969	—	1,288
Forward exchange contracts related to operational activites (assets)	9	145	—	—	—	—	—	—	—
Forward exchange contracts related to operational activites (liabilities)	(61)	497	(42)	376	—	—	—	—	—
Total forward exchange contracts related to operational activites	(52)	642	(42)	376	296	80	—	—	—
Held for trading
Other interest rate swaps (assets)	7	17,220	1	90	—	—	—	—	—
Other interest rate swaps (liabilities)	(9)	26,914	—	59	—	—	—	—	—
Total other interest rate swaps	(2)	44,134	1	149	82	67	—	—	—
Currency swaps and forward exchange contracts (assets)	82	5,476	22	627	—	—	—	—	—
Currency swaps and forward exchange contracts (liabilities)	(35)	3,970	—	33	—	—	—	—	—
Total currency swaps and forward exchange contracts	47	9,446	22	660	290	226	58	41	45

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

D)  Fair value hierarchy

Accounting policies

Fair values are estimated for the majority of the Group’s financial instruments, with the exception of publicly traded equity securities and marketable securities for which the market price is used.

Estimations of fair value, which are based on principles such as discounting future cash flows to present value, must be weighted by the fact that the value of a financial instrument at a given time may be influenced by the market environment (liquidity especially), and also the fact that subsequent changes in interest rates and exchange rates are not taken into account.

As a consequence, the use of different estimates, methodologies and assumptions could have a material effect on the estimated fair value amounts.

The methods used are as follows:

-     Financial debts, swaps

The market value of swaps and of bonds that are hedged by those swaps has been determined on an individual basis by discounting future cash flows with the zero coupon interest rate curves existing at year-end.

-     Other financial instruments

The fair value of the interest rate swaps and of FRA’s (Forward Rate Agreements) are calculated by discounting future cash flows on the basis of zero coupon interest rate curves existing at year-end after adjustment for interest accrued but unpaid. Forward exchange contracts and currency swaps are valued on the basis of a comparison of the negotiated forward rates with the rates in effect on the financial markets at year-end for similar maturities.

Exchange options are valued based on the Garman-Kohlhagen model including market quotations at year-end.

The fair value hierarchy for financial instruments, excluding commodity contracts, is as follows:

			Prices based
	Quoted prices in	Prices based	on non
	active markets	on observable	observable
As of December 31, 2017	for identical assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	(599)	—	(599)
Cash flow hedge instruments	—	140	—	140
Assets and liabilities held for trading	—	216	—	216
Assets available for sale	100	—	—	100
Total	100	(243)	—	(143)

			Prices based
	Quoted prices in	Prices based	on non
	active markets	on observable	observable
As of December 31, 2016	for identical assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	(2,462)	—	(2,462)
Cash flow hedge instruments	—	(542)	—	(542)
Assets and liabilities held for trading	—	37	—	37
Assets available for sale	120	—	—	120
Total	120	(2,967)	—	(2,847)

			Prices based
	Quoted prices in	Prices based	on non
	active markets	on observable	observable
As of December 31, 2015	for identical assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	(1,723)	—	(1,723)
Cash flow hedge instruments	—	49	—	49
Assets and liabilities held for trading	—	68	—	68
Assets available for sale	59	—	—	59
Total	59	(1,606)	—	(1,547)

15.3) Financial risks management

Financial markets related risks

As part of its financing and cash management activities, the Group uses derivative instruments to manage its exposure to changes in interest rates and foreign exchange rates. These instruments are mainly interest rate and currency swaps. The Group may also occasionally use futures contracts and options. These operations and their accounting treatment are detailed in Notes 14, 15.1 and 15.2 to the Consolidated Financial Statements.

Risks relative to cash management operations and to interest rate and foreign exchange financial instruments are managed according to rules set by the Group’s senior management, which provide for regular pooling of available cash balances, open positions and management of the financial instruments by the Treasury Department. Excess cash of the Group is deposited mainly in government institutions, deposit banks, or major companies through deposits, reverse repurchase agreements and purchase of commercial paper. Liquidity positions and the management of financial instruments are centralized by the Treasury Department, where they are managed by a team specialized in foreign exchange and interest rate market transactions.

The Cash Monitoring-Management Unit within the Treasury Department monitors limits and positions per bank on a daily basis and results of the Front Office. This unit also prepares marked-to-market valuations of used financial instruments and, when necessary, performs sensitivity analysis.

Counterparty risk

The Group has established standards for market transactions under which bank counterparties must be approved in advance, based on an assessment of the counterparty’s financial soundness (multi-criteria analysis including a review of market prices and of the Credit Default Swap (CDS), its ratings with Standard & Poor’s and Moody’s, which must be of high quality, and its overall financial condition).

An overall authorized credit limit is set for each bank and is allotted among the subsidiaries and the Group’s central treasury entities according to their needs.

To reduce the market value risk on its commitments, in particular for swaps set as part of bonds issuance, the Treasury Department has concluded margin call contracts with counterparties.

Short-term interest rate exposure and cash

Cash balances, which are primarily composed of euros and dollars, are managed according to the guidelines established by the Group’s senior management (to maintain an adequate level of liquidity, optimize revenue from investments considering existing interest rate yield curves, and minimize the cost of borrowing) over a less than twelve-month horizon and on the basis of a daily interest rate benchmark, primarily through short-term interest rate swaps and short-term currency swaps, without modifying currency exposure.

Interest rate risk on non-current debt

The Group’s policy consists, according to general corporate needs, of incurring non-current debt at a floating rate or at a fixed rate, depending on the interest rates at the time of issue, in dollars or in euros. Long-term interest rate and currency swaps may be used to hedge bonds at their issuance in order to create a variable or fixed rate synthetic debt. In order to partially modify the interest rate structure of the long-term debt, TOTAL may also enter into long-term interest rate swaps.

Currency exposure

The Group generally seeks to minimize the currency exposure of each entity to its functional currency (primarily the dollar , the euro, the pound sterling and the Norwegian krone).

For currency exposure generated by commercial activity, the hedging of revenues and costs in foreign currencies is typically performed using currency operations on the spot market and, in some cases, on the forward market. The Group rarely hedges future cash flows, although it may use options to do so.

With respect to currency exposure linked to non-current assets, the Group has a hedging policy of financing these assets in their functional currency.

Net short-term currency exposure is periodically monitored against limits set by the Group’s senior management.

The non-current debt described in Note 15.1 to the Consolidated Financial Statements is generally raised by the corporate treasury entities either directly in dollars or in euros, or in other currencies which are then exchanged for dollars or euros through swap issues to appropriately match general corporate needs. The proceeds from these debt issuances are loaned to affiliates whose accounts are kept in dollars or in euros. Thus, the net sensitivity of these positions to currency exposure is not significant.

The Group’s short-term currency swaps, the notional value of which appears in Note 15.2 to the Consolidated Financial Statements, are used to attempt to optimize the centralized cash management of the Group. Thus, the sensitivity to currency fluctuations which may be induced is likewise considered negligible.

Sensitivity analysis on interest rate and foreign exchange risk

The tables below present the potential impact of an increase or decrease of 10 basis points on the interest rate yield curves for each of the currencies on the fair value of the current financial instruments as of December 31, 2017, 2016 and 2015.

			Change in fair value due to a change in
			interest rate by
Assets / (Liabilities)	Carrying	Estimated	+10 basis	‑10 basis
(M$)	amount	fair value	points	points
As of December 31, 2017
Bonds (non-current portion, before swaps)	(36,613)	(38,159)	191	(191)

Swaps hedging fixed-rates bonds (liabilities)	(1,082)	(1,082)	—	—
Swaps hedging fixed-rates bonds (assets)	606	606	—	—
Total swaps hedging fixed-rates bonds (assets and liabilities)	(476)	(476)	(83)	83

Current portion of non-current debt after swap (excluding capital lease obligations)	(4,646)	(4,645)	1	(1)

Other interest rates swaps	76	76	12	(12)

Currency swaps and forward exchange contracts	142	142	—	—

As of December 31, 2016
Bonds (non-current portion, before swaps)	(36,656)	(37,757)	221	(221)

Swaps hedging fixed-rates bonds (liabilities)	(3,651)	(3,651)	—	—
Swaps hedging fixed-rates bonds (assets)	845	845	—	—
Total swaps hedging fixed-rates bonds (assets and liabilities)	(2,806)	(2,806)	(117)	117

Current portion of non-current debt after swap (excluding capital lease obligations)	(4,614)	(4,614)	5	(4)

Other interest rates swaps	33	33	7	(7)

Currency swaps and forward exchange contracts	(23)	(23)	—	—

As of December 31, 2015
Bonds (non-current portion, before swaps)	(39,257)	(40,087)	156	(156)

Swaps hedging fixed-rates bonds (liabilities)	(2,891)	(2,891)	—	—
Swaps hedging fixed-rates bonds (assets)	1,219	1,219	—	—
Total swaps hedging fixed-rates bonds (assets and liabilities)	(1,672)	(1,672)	(144)	144

Current portion of non-current debt after swap (excluding capital lease obligations)	(4,518)	(4,518)	5	(5)

Other interest rates swaps	(1)	(1)	8	(8)

Currency swaps and forward exchange contracts	(26)	(26)	—	—

The impact of changes in interest rates on the cost of net debt before tax is as follows:

For the year ended December 31,
(M$)	2017	2016	2015
Cost of net debt	(1,534)	(1,104)	(873)
Interest rate translation of :
+ 10 basis points	(6)	(17)	(20)
‑10 basis points	6	17	20
+ 100 basis points	(63)	(172)	(204)
‑100 basis points	63	172	204

As a result of the policy for the management of currency exposure previously described, the Group’s sensitivity to currency exposure is primarily influenced by the net equity of the subsidiaries whose functional currency is the euro and the ruble, and to a lesser extent, the pound sterling, the Norwegian krone.

This sensitivity is reflected in the historical evolution of the currency translation adjustment recorded in the statement of changes in consolidated shareholders’ equity which, over the course of the last three years, is essentially related to the fluctuation of the euro, the ruble and the pound sterling and is set forth in the table below:

	Dollar / Euro exchange	Dollar / Pound sterling	Dollar / Ruble exchange
	rates	exchange rates	rates
December 31, 2017	0.83	0.74	57.86
December 31, 2016	0.95	0.81	61.00
December 31, 2015	0.92	0.67	74.10

As of December 31, 2017				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	119,450	44,930	51,674	6,467	7,366	9,013
Currency translation adjustment before net investment hedge	(7,908)	(1,903)	—	(1,543)	(3,076)	(1,386)
Net investment hedge – open instruments	14	14	—	—	—	—
Shareholders’ equity at exchange rate as of December 31, 2017	111,556	43,041	51,674	4,924	4,290	7,627

As of December 31, 2016				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	112,551	38,645	51,863	5,997	7,227	8,819
Currency translation adjustment before net investment hedge	(13,871)	(6,845)	—	(1,978)	(3,286)	(1,762)
Net investment hedge – open instruments	—	—	—	—	—	—
Shareholders’ equity at exchange rate as of December 31, 2016	98,680	31,800	51,863	4,019	3,941	7,057

As of December 31, 2015				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	104,613	37,345	46,272	5,926	6,816	8,254
Currency translation adjustment before net investment hedge	(12,119)	(5,337)	—	(1,145)	(3,936)	(1,701)
Net investment hedge – open instruments	—	—	—	—	—	—
Shareholders’ equity at exchange rate as of December 31, 2015	92,494	32,008	46,272	4,781	2,880	6,553

Based on the 2017 financial statements, a conversion using rates different from + or - 10% for each of the currencies below would have the following impact on shareholders equity and net income (Group share) :

As of December 31, 2017		Pound
(M$)	Euro	sterling	Ruble
Impact of an increase of 10% of exchange rates on :
– shareholders equity	4,304	492	429
– net income (Group share)	465	19	29
Impact of a decrease of 10% of exchange rates on :
– shareholders equity	(4,304)	(492)	(429)
– net income (Group share)	(465)	(19)	(29)

Stock market risk

The Group holds interests in a number of publicly-traded companies (see Note 8 to the Consolidated Financial Statements). The market value of these holdings fluctuates due to various factors, including stock market trends, valuations of the sectors in which the companies operate, and the economic and financial condition of each individual company.

Liquidity risk

TOTAL S.A. has confirmed lines of credit granted by international banks, which are calculated to allow it to manage its short-term liquidity needs as required.

As of December 31, 2017, these lines of credit amounted to $11,478 million, of which $11,478 million was unused. The agreements for the lines of credit granted to TOTAL S.A. do not contain conditions related to the Company’s financial ratios, to its financial ratings from specialized agencies, or to the occurrence of events that could have a material adverse effect on its financial position. As of December 31, 2017, the aggregate amount of the principal confirmed lines of credit granted by international banks to Group companies, including TOTAL S.A., was $12,323 million, of which $12,205 million was unused. The lines of credit granted to Group companies other than TOTAL S.A. are not intended to finance the Group’s general needs; they are intended to finance either the general needs of the borrowing subsidiary or a specific project.

The following tables show the maturity of the financial assets and liabilities of the Group as of December 31, 2017, 2016 and 2015 (see Note 15 to the Consolidated Financial Statements).

As of December 31, 2017
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(5,930)	(5,117)	(3,795)	(4,959)	(20,860)	(40,661)
Current borrowings	(11,096)	—	—	—	—	—	(11,096)
Other current financial liabilities	(245)	—	—	—	—	—	(245)
Current financial assets	3,393	—	—	—	—	—	3,393
Assets and liabilities available for sale or exchange	—	—	—	—	—	—	—
Cash and cash equivalents	33,185	—	—	—	—	—	33,185
Net amount before financial expense	25,237	(5,930)	(5,117)	(3,795)	(4,959)	(20,860)	(15,424)
Financial expense on non-current financial debt	(805)	(779)	(636)	(545)	(454)	(1,093)	(4,312)
Interest differential on swaps	(193)	(223)	(257)	(245)	(198)	(681)	(1,797)
Net amount	24,239	(6,932)	(6,010)	(4,585)	(5,611)	(22,634)	(21,533)

As of December 31, 2016
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(4,320)	(5,702)	(4,952)	(3,578)	(23,607)	(42,159)
Current borrowings	(13,920)	—	—	—	—	—	(13,920)
Other current financial liabilities	(327)	—	—	—	—	—	(327)
Current financial assets	4,548	—	—	—	—	—	4,548
Assets and liabilities available for sale or exchange	140	—	—	—	—	—	140
Cash and cash equivalents	24,597	—	—	—	—	—	24,597
Net amount before financial expense	15,038	(4,320)	(5,702)	(4,952)	(3,578)	(23,607)	(27,121)
Financial expense on non-current financial debt	(799)	(783)	(682)	(552)	(465)	(1,271)	(4,552)
Interest differential on swaps	(79)	(56)	(201)	(253)	(272)	(910)	(1,771)
Net amount	14,160	(5,159)	(6,585)	(5,757)	(4,315)	(25,788)	(33,444)

As of December 31, 2015
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(4,602)	(4,420)	(5,542)	(4,965)	(23,716)	(43,245)
Current borrowings	(12,488)	—	—	—	—	—	(12,488)
Other current financial liabilities	(171)	—	—	—	—	—	(171)
Current financial assets	6,190	—	—	—	—	—	6,190
Assets and liabilities available for sale or exchange	(141)	—	—	—	—	—	(141)
Cash and cash equivalents	23,269	—	—	—	—	—	23,269
Net amount before financial expense	16,659	(4,602)	(4,420)	(5,542)	(4,965)	(23,716)	(26,586)
Financial expense on non-current financial debt	(763)	(813)	(747)	(663)	(524)	(1,104)	(4,614)
Interest differential on swaps	131	171	48	(55)	(126)	(610)	(441)
Net amount	16,027	(5,244)	(5,119)	(6,260)	(5,615)	(25,430)	(31,641)

The following table sets forth financial assets and liabilities related to operating activities as of December 31, 2017, 2016 and 2015 (see Note 14 of the Notes to the Consolidated Financial Statements).

As of December 31,
Assets/(Liabilities)
(M$)	2017	2016	2015
Accounts payable	(26,479)	(23,227)	(20,928)
Other operating liabilities	(10,135)	(9,616)	(9,914)
including financial instruments related to commodity contracts	(1,794)	(2,077)	(1,609)
Accounts receivable, net	14,893	12,213	10,629
Other operating receivables	9,336	10,218	10,909
including financial instruments related to commodity contracts	1,987	2,425	3,379
Total	(12,385)	(10,412)	(9,304)

These financial assets and liabilities mainly have a maturity date below one year.

Credit risk

Credit risk is defined as the risk of the counterparty to a contract failing to perform or pay the amounts due.

The Group is exposed to credit risks in its operating and financing activities. The Group’s maximum exposure to credit risk is partially related to financial assets recorded on its balance sheet, including energy derivative instruments that have a positive market value.

The following table presents the Group’s maximum credit risk exposure:

As of December 31,
Assets/(Liabilities)
(M$)	2017	2016	2015
Loans to equity affiliates (note 8)	5,135	4,718	4,378
Loans and advances (note 6)	2,878	3,048	3,407
Other non-current financial assets related to operational activities (note 6)	937	1,069	891
Non-current financial assets (note 15.1)	679	908	1,219
Accounts receivable (note 5)	14,893	12,213	10,629
Other operating receivables (note 5)	9,336	10,218	10,909
Current financial assets (note 15.1)	3,393	4,548	6,190
Cash and cash equivalents (note 15.1)	33,185	24,597	23,269
Total	70,436	61,319	60,892

The valuation allowance on accounts receivable, other operating receivables and on loans and advances is detailed in Notes 5 and 6 to the Consolidated Financial Statements.

As part of its credit risk management related to operating and financing activities, the Group has developed margining agreements with certain counterparties. As of December 31, 2017, the net margin call paid amounted to $870 million (against $2,605 million paid as of December 31, 2016 and $124 million paid as of December 31, 2015).

The Group has established a number of programs for the sale of receivables, without recourse, with various banks, primarily to reduce its exposure to such receivables. As a result of these programs the Group retains no risk of payment default after the sale, but may continue to service the customer accounts as part of a service arrangement on behalf of the buyer and is required to pay to the buyer payments it receives from the customers relating to the receivables sold. As of December 31, 2017, the net value of receivables sold amounted to $7,845 million. The Group has substantially transferred all the risks and rewards related to receivables. No financial asset or liability remains recognized in the consolidated balance sheet after the date of sale.

Furthermore, in 2017 the Group conducted several operations of reverse factoring for a value of $300 million.

Credit risk is managed by the Group’s business segments as follows:

Exploration & Production segment

Risks arising under contracts with government authorities or other oil companies or under long-term supply contracts necessary for the development of projects are evaluated during the project approval process. The long-term aspect of these contracts and the high-quality of the other parties lead to a low level of credit risk.

Risks related to commercial operations, other than those described above (which are, in practice, directly monitored by subsidiaries), are subject to procedures for establishing credit limits and reviewing outstanding balances.

Customer receivables are subject to provisions on a case-by-case basis, based on prior history and management’s assessment of the facts and circumstances.

Gas, Renewables & Power segment

•	Gas activities

Trading Gas activities deal with counterparties in the energy, industrial and financial sectors throughout the world. Financial institutions providing credit risk coverage are highly rated international bank and insurance groups.

Potential counterparties are subject to credit assessment and approval before concluding transactions and are thereafter subject to regular review, including re-appraisal and approval of the limits previously granted.

The creditworthiness of counterparties is assessed based on an analysis of quantitative and qualitative data regarding financial standing and business risks, together with the review of any relevant third party and market information, such as data published by rating agencies. On this basis, credit limits are defined for each potential counterparty and, where appropriate, transactions are subject to specific authorizations.

Credit exposure, which is essentially an economic exposure or an expected future physical exposure, is permanently monitored and subject to sensitivity measures.

Credit risk is mitigated by the systematic use of industry standard contractual frameworks that permit netting, enable requiring added security in case of adverse change in the counterparty risk, and allow for termination of the contract upon occurrence of certain events of default.

About the Professionals and Retail Gas and Power Sales activities, credit risk management policy is adapted to the type of customer either through the use of procedures of prepayments and appropriate collection, especially for mass customers or through credit insurances and sureties/guarantees obtaining.  For the Professionals segment, the separation of responsibilities between the commercial and financial teams allows a “a priori” positions risky control.

•	Renewables & Power

Internal procedures for the Renewables division and the Innovation & Energy Efficiency division include rules on credit risk management. Procedures to monitor customer risk are defined at the local level, especially for SunPower and Saft (rules for the approval of credit limits, use of guarantees, monitoring and assessment of the receivables portfolio, provisioning of doubtful debts...).

Refining & Chemicals segment

•	Refining & Chemicals

Credit risk is primarily related to commercial receivables. Internal procedures of Refining & Chemicals include rules for the management of credit describing the fundamentals of internal control in this domain. Each Business Unit implements the procedures of the activity for managing and provisioning credit risk according to the size of the subsidiary and the market in which it operates. The principal elements of these procedures are:

•	implementation of credit limits with different authorization procedures;
•	use of insurance policies or specific guarantees (letters of credit);
•	regular monitoring and assessment of overdue accounts (aging balance), including collection procedures;
•	provisioning of bad debts on a customer-by-customer basis, according to payment delays and local payment practices (provisions may also be calculated based on statistics).

Counterparties are subject to credit assessment and approval prior to any transaction being concluded. Regular reviews are made for all active counterparties including a re-appraisal and renewing of the granted credit limits. The limits of the counterparties are assessed based on quantitative and qualitative data regarding financial standing, together with the review of any relevant third party and market information, such as that provided by rating agencies and insurance companies.

•	Trading & Shipping

Trading & Shipping deals with commercial counterparties and financial institutions located throughout the world. Counterparties to physical and derivative transactions are primarily entities involved in the oil and gas industry or in the trading of energy commodities, or financial institutions. Credit risk coverage is arranged with financial institutions, international banks and insurance groups selected in accordance with strict criteria.

The Trading & Shipping division applies a strict policy of internal delegation of authority governing establishment of country and counterparty credit limits and approval of specific transactions. Credit exposures contracted under these limits and approvals are monitored on a daily basis.

Potential counterparties are subject to credit assessment and approval prior to any transaction being concluded and all active counterparties are subject to regular reviews, including re-appraisal and approval of granted limits. The creditworthiness of counterparties is assessed based on an analysis of quantitative and qualitative data regarding financial standing and business risks, together with the review of any relevant third party and market information, such as ratings published by Standard & Poor’s, Moody’s Investors Service and other agencies.

Contractual arrangements are structured so as to maximize the risk mitigation benefits of netting between transactions wherever possible and additional protective terms providing for the provision of security in the event of financial deterioration and the termination of transactions on the occurrence of defined default events are used to the greatest permitted extent.

Credit risks in excess of approved levels are secured by means of letters of credit and other guarantees, cash deposits and insurance arrangements. In respect of derivative transactions, risks are secured by margin call contracts wherever possible.

Marketing & Services segment

Internal procedures for the Marketing & Services division include rules on credit risk that describe the basis of internal control in this domain, including the separation of authority between commercial and financial operations.

Credit policies are defined at the local level and procedures to monitor customer risk are implemented (credit committees at the subsidiary level, the creation of credit limits for corporate customers, etc.). Each entity also implements monitoring of its outstanding receivables. Risks related to credit may be mitigated or limited by subscription of credit insurance and/or requiring security or guarantees.

Bad debts are provisioned on a case-by-case basis at a rate determined by management based on an assessment of the risk of credit loss.